Expense Example, No Redemption - PGIM Jennison International Small-Mid Cap Opportunities Fund	A 1 Year	A 3 Years	C 1 Year	C 3 Years	Z 1 Year	Z 3 Years	R6 1 Year	R6 3 Years
USD ($)	686	2,123	219	2,464	113	1,150	118	1,057